Shareholder Report, Line Graph (Details) 194917_Aristotle Portfolio Optimization Aggressive Growth Fund_Class C_TSR Annual {Class C} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	$ 20,058	$ 19,308	$ 16,287	$ 18,129	$ 17,766	$ 11,186	$ 13,045	$ 12,718	$ 11,418	$ 10,000	$ 23,533
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	31,913	29,480	22,698	24,599	21,271	13,605	14,625	13,357	11,717	10,000	$ 37,594
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Bond Index
Accumulated Value	11,342	10,814	10,633	11,168	11,651	11,569	10,620	10,165	10,044	10,000	$ 11,835
Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark
Accumulated Value	$ 26,544	$ 24,726	$ 19,862	$ 21,091	$ 19,041	$ 12,686	$ 13,807	$ 13,052	$ 11,493	$ 10,000	$ 31,365